Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 14.2%
$ 898,169
Aegis Asset Backed Securities Trust, Series
2005-5, Class 1A4, 0.792%, (LIBOR
USD 1-Month plus 0.70%), 12/25/35(a)
$ 898,051
8,200,000
AmeriCredit Automobile Receivables
Trust, Series 2020-3, Class B, 0.760%,
12/18/25 .......................
8,220,092
16,500,000
AmeriCredit Automobile Receivables
Trust, Series 2021-1, Class B, 0.680%,
10/19/26 .......................
16,526,484
74,105
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates, Series 2005-W3,
Class A2D, 0.772%, (LIBOR USD
1-Month plus 0.68%), 11/25/35(a) ....
74,027
10,215,000
ARI Fleet Lease Trust, Series 2019-A,
Class A3, 2.530%, 11/15/27(b) .......
10,506,440
2,143,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2017-2A, Class A, 2.970%,
3/20/24(b) .....................
2,224,157
8,000,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-2A, Class A, 3.350%,
9/22/25(b) .....................
8,581,170
2,030,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-3A, Class A, 2.360%,
3/20/26(b) .....................
2,124,502
3,000,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2020-2A, Class A, 2.020%,
2/20/27(b) .....................
3,090,540
6,250,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2021-1A, Class A, 1.380%,
8/20/27(b) .....................
6,243,553
1,928,982
Capital Auto Receivables Asset Trust,
Series 2017-1, Class C, 2.700%,
9/20/22(b) .....................
1,931,105
12,034,000
Capital One Multi-Asset Execution Trust,
Series 2019-A3, Class A3, 2.060%,
8/15/28 .......................
12,626,667
1,318,670
Chesapeake Funding II, LLC, Series 2020-
1A, Class A1, 0.870%, 8/16/32(b) ....
1,325,660
2,361,000
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.150%, 6/15/39 ..
3,324,735
54,616
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.948%,
6/25/37 .......................
55,195
35,308
Encore Credit Receivables Trust, Series
2005-4, Class M2, 0.752%, (LIBOR
USD 1-Month plus 0.66%), 1/25/36(a) .
35,306
6,198,964
Enterprise Fleet Financing, LLC, Series
2018-1, Class A3, 3.100%, 10/20/23(b) .
6,220,052
11,438,000
Enterprise Fleet Financing, LLC, Series
2018-2, Class A3, 3.340%, 2/20/24(b) ..
11,635,809
6,041,000
Enterprise Fleet Financing, LLC, Series
2020-1, Class A3, 1.860%, 12/22/25(b) .
6,219,617
6,943,000
Enterprise Fleet Funding, LLC, Series
2021-1, Class A3, 0.700%, 12/21/26(b) .
6,927,511
2,247,000
Ford Credit Auto Owner Trust, Series
2017-2, Class A, 2.360%, 3/15/29(b) ..
2,280,380
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 19,805,000
Ford Credit Auto Owner Trust 2020-
REV2, Series 2020-2, Class A, 1.060%,
4/15/33(b) .....................
$ 19,791,491
6,000,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A3,
0.340%, 8/15/24(b) ...............
5,984,712
24,179
GSAMP Trust, Series 2006-SEA1, Class
M1, 0.842%, (LIBOR USD 1-Month
plus 0.75%), 5/25/36(a)(b) ..........
24,169
15,735,000
Hertz Vehicle Financing III L.P., Series
2021-2A, Class A, 1.680%, 12/27/27(b)
15,714,002
481,544
JP Morgan Mortgage Acquisition Corp.,
Series 2005-OPT1, Class M2, 0.797%,
(LIBOR USD 1-Month plus 0.71%),
6/25/35(a) .....................
481,562
591,844
New Century Home Equity Loan Trust,
Series 2003-4, Class M1, 1.217%,
(LIBOR USD 1-Month plus 1.13%),
10/25/33(a) .....................
591,159
18,790,000
OneMain Financial Issuance Trust 2021-1,
Series 2021-1A, Class A1, 1.550%,
6/16/36(b) .....................
18,872,759
607,907
Park Place Securities, Inc. Asset-Backed
Pass Through Certificates, Series 2005-
WHQ2, Class M2, 0.782%, (LIBOR
USD 1-Month plus 0.69%), 5/25/35(a) .
608,362
14,077,000
Santander Drive Auto Receivables Trust,
Series 2020-3, Class B, 0.690%, 3/17/25
14,117,666
8,583,000
Santander Drive Auto Receivables Trust,
Series 2020-4, Class B, 0.730%, 3/17/25
8,619,690
3,192,515
Saxon Asset Securities Trust, Series 2004-
3, Class M1, 0.992%, (LIBOR USD
1-Month plus 0.90%), 12/26/34(a) ....
3,177,803
100,759
Sofi Professional Loan Program, LLC,
Series 2016-E, Class A1, 0.942%,
(LIBOR USD 1-Month plus 0.85%),
7/25/39(a)(b) ...................
100,934
8,405,000
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%,
11/25/31(b) ....................
8,863,910
5,150,000
Toyota Auto Loan Extended Note Trust
2020-1, Series 2020-1A, Class A,
1.350%, 5/25/33(b) ...............
5,237,423
3,404,000
Wheels SPV 2, LLC, Series 2018-1A,
Class A4, 3.410%, 4/20/27(b) ........
3,447,032
8,242,000
Wheels SPV 2, LLC, Series 2019-1A,
Class A3, 2.350%, 5/22/28(b) ........
8,420,830
Total Asset Backed Securities
(Cost $221,814,364) .............. 225,124,557
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
84,067
Adjustable Rate Mortgage Trust, Series
2004-5, Class 4A1, 2.853%, 4/25/35(c) .
85,727

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 251,469
Alternative Loan Trust, Series 2004-22CB,
Class 1A1, 6.000%, 10/25/34 ........
$ 259,256
577,010
Banc of America Funding Trust, Series
2004-C, Class 4A1, 0.753%, (LIBOR
USD 1-Month plus 0.66%), 12/20/34(a)
575,672
303,775
Banc of America Funding Trust, Series
2006-2, Class 3A1, 6.000%, 3/25/36 ...
308,403
9,855
Citigroup Mortgage Loan Trust, Inc., Series
2004-NCM2, Class 3CB2, 6.500%,
8/25/19 .......................
9,842
73,286
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2004-3, Class A4,
5.750%, 4/25/34 .................
76,291
178,951
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates, Series
2004-1, Class 2A1, 6.500%, 2/25/34 ...
183,752
1,015,922
Fannie Mae, Series 2011-38, Class D,
4.500%, 5/25/41 .................
1,140,166
531,019
Fannie Mae, Series 2013-133, Class AV,
4.000%, 12/25/26 ................
537,883
5,889,937
Fannie Mae, Series 2013-16, Class A,
1.750%, 1/25/40 .................
5,963,476
891,000
Fannie Mae, Series 2013-70, Class CY,
3.500%, 7/25/43 .................
959,055
1,198,642
Fannie Mae, Series 2014-39, Class VP,
3.000%, 8/25/27 .................
1,237,556
272,973
Fannie Mae, Series 2017-64, Class PD,
2.500%, 7/25/47 .................
281,492
503,341
FirstKey Mortgage Trust, Series 2014-1,
Class A12, 3.500%, 11/25/44(b)(c) ....
512,878
547,206
Freddie Mac, Series 3632, Class PK,
5.000%, 2/15/40 .................
605,565
730,000
Freddie Mac, Series 3762, Class LN,
4.000%, 11/15/40 ................
845,013
475,608
Freddie Mac, Series 3768, Class V, 4.000%,
11/15/23 .......................
491,471
883,327
Freddie Mac, Series 4077, Class PJ,
3.500%, 11/15/40 ................
927,066
1,954,209
Freddie Mac, Series 4100, Class PA,
3.000%, 1/15/42 .................
2,068,418
507,000
Freddie Mac, Series 4120, Class YK,
2.000%, 10/15/32 ................
491,635
397,124
Freddie Mac, Series 4136, Class HZ,
3.500%, 11/15/27 ................
432,517
588,000
Freddie Mac, Series 4160, Class HH,
2.500%, 12/15/32 ................
601,205
1,006,463
Freddie Mac, Series 4287, Class V, 4.500%,
10/15/26 .......................
1,063,469
601,225
Freddie Mac, Series 4328, Class KD,
3.000%, 8/15/43 .................
632,876
1,688,309
Freddie Mac, Series 4331, Class V, 4.000%,
11/15/28 .......................
1,722,162
2,829,853
Freddie Mac, Series 4427, Class KA,
2.250%, 7/15/44 .................
2,916,041
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 255,990
Freddie Mac, Series 4508, Class UZ,
3.000%, 7/15/43 .................
$ 264,233
1,155,539
Freddie Mac, Series 4648, Class E,
3.500%, 8/15/43 .................
1,167,281
2,072,075
Freddie Mac, Series 4654, Class KA,
3.000%, 6/15/45 .................
2,158,916
8,910,000
Freddie Mac, Series 4655, Class GV,
3.500%, 12/15/36 ................
9,148,804
4,901,000
Freddie Mac, Series 4657, Class VT,
3.500%, 6/15/37 .................
4,987,323
1,036,710
Freddie Mac, Series 4710, Class GA,
3.000%, 3/15/44 .................
1,059,551
2,961,276
Freddie Mac, Series 4752, Class HB,
3.500%, 4/15/44 .................
2,982,102
2,272,180
Freddie Mac, Series 4776, Class DW,
4.000%, 9/15/44 .................
2,284,326
146,827
Galton Funding Mortgage Trust, Series
2018-1, Class A43, 3.500%, 11/25/57(b)
(c) ...........................
147,056
587,504
Galton Funding Mortgage Trust, Series
2018-2, Class A41, 4.500%, 10/25/58(b)
(c) ...........................
589,605
120,400
Galton Funding Mortgage Trust, Series
2019-1, Class A41, 4.500%, 2/25/59(b)
(c) ...........................
120,303
225,486
Ginnie Mae, Series 2008-51, Class PG,
5.000%, 6/20/38 .................
248,951
4,683,030
Ginnie Mae, Series 2014-2, Class AG,
2.371%, 3/20/40(c) ...............
4,820,406
452,446
MASTR Alternative Loan Trust, Series
2003-5, Class 8A1, 5.500%, 6/25/33 ...
462,336
287,698
MASTR Alternative Loan Trust, Series
2004-13, Class 3A1, 6.500%, 1/25/35 ..
263,981
140
RAAC Trust, Series 2004-SP3, Class AI5,
4.890%, 12/25/32(c) ..............
142
190,725
RAAC Trust, STEP, Series 2004-SP1, Class
AI3, 6.118%, 3/25/34 .............
192,898
119,105
Residential Asset Securitization Trust,
Series 2004-IP2, Class 4A, 3.256%,
12/25/34(c) .....................
122,310
Total Collateralized Mortgage Obligations
(Cost $55,150,968) ............... 55,949,411
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 14.0%
14,468,000
BANK 2020-BNK27, Series 2020-BN27,
Class A5, 2.144%, 4/15/63 ..........
14,667,026
1,880,000
BANK 2020-BNK29, Series 2020-BN29,
Class A4, 1.997%, 11/15/53 .........
1,878,112
3,186,000
BBCMS Mortgage Trust, Series 2020-C7,
Class A5, 2.037%, 4/15/53 ..........
3,210,563
5,389,000
Benchmark Mortgage Trust, Series 2020-
B18, Class A5, 1.925%, 7/15/53 ......
5,365,152

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 3,603,000
Benchmark Mortgage Trust, Series 2020-
B21, Class A5, 1.978%, 12/17/53 .....
$ 3,588,556
4,314,000
CD Mortgage Trust, Series 2016-CD2,
Class A4, 3.526%, 11/10/49(c) .......
4,743,873
3,447,000
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3, 3.839%,
12/10/54 .......................
3,826,192
1,337,000
Citigroup Commercial Mortgage Trust,
Series 2017-P7, Class A4, 3.712%,
4/14/50 .......................
1,483,634
5,806,000
Citigroup Commercial Mortgage Trust,
Series 2018-B2, Class A4, 4.009%,
3/10/51 .......................
6,587,642
891,000
COMM Mortgage Trust, Series 2012-CR1,
Class AM, 3.912%, 5/15/45 .........
908,934
3,159,000
COMM Mortgage Trust, Series 2013-
CR12, Class A4, 4.046%, 10/10/46 ....
3,376,103
795,000
COMM Mortgage Trust, Series 2014-
CR16, Class A4, 4.051%, 4/10/47 .....
858,429
1,643,000
COMM Mortgage Trust, Series 2014-
CR20, Class A4, 3.590%, 11/10/47 ....
1,769,342
1,208,000
COMM Mortgage Trust, Series 2014-
LC17, Class A5, 3.917%, 10/10/47 ....
1,317,609
1,070,000
COMM Mortgage Trust, Series 2014-
UBS4, Class A5, 3.694%, 8/10/47 ....
1,151,897
7,155,000
COMM Mortgage Trust, Series 2017-
COR2, Class A3, 3.510%, 9/10/50 ....
7,898,387
1,337,000
CSAIL Commercial Mortgage Trust, Series
2015-C4, Class A4, 3.808%, 11/15/48 ..
1,472,533
3,639,000
DBJPM 20-C9 Mortgage Trust, Series
2020-C9, Class A5, 1.926%, 9/15/53 ..
3,623,700
2,228,000
Fannie Mae-Aces, Series 2019-M9, Class
A2, 2.937%, 4/25/29 ..............
2,463,488
2,985,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K068, Class
A2, 3.244%, 8/25/27 ..............
3,325,325
3,493,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K069, Class
A2, 3.187%, 9/25/27(c) ............
3,884,259
7,569,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K099, Class
A2, 2.595%, 9/25/29 ..............
8,220,530
3,386,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K153, Class
A3, 3.117%, 10/25/31(c) ...........
3,829,879
8,536,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K155, Class
A3, 3.750%, 4/25/33 ..............
10,225,515
5,709,711
FRESB Mortgage Trust, Series 2018-SB52,
Class A10F, 3.480%, 6/25/28(c) ......
6,121,703
199,404
GS Mortgage Securities Trust, Series 2010-
C1, Class A2, 4.592%, 8/10/43(b) .....
199,403
2,673,000
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(b) .....
2,686,401
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 1,010,000
GS Mortgage Securities Trust, Series 2012-
GCJ7, Class AS, 4.085%, 5/10/45 .....
$ 1,029,286
2,249,000
GS Mortgage Securities Trust, Series 2014-
GC24, Class A5, 3.931%, 9/10/47 ....
2,442,453
2,044,000
GS Mortgage Securities Trust, Series 2016-
GS4, Class A4, 3.442%, 11/10/49(c) ...
2,240,933
6,706,000
GS Mortgage Securities Trust, Series 2020-
GC47, Class A5, 2.377%, 5/12/53 ....
6,927,024
3,170,228
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3, Class
B, 5.013%, 2/15/46(b)(c) ...........
3,228,158
1,497,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2013-C10, Class
AS, 3.372%, 12/15/47 .............
1,551,896
3,600,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47 ..............
3,862,050
1,517,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class
A4, 3.648%, 12/15/49(c) ...........
1,676,828
1,245,000
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class A5,
3.934%, 9/15/47 .................
1,355,077
3,742,000
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class A5,
3.723%, 3/15/50 .................
4,157,311
2,998,000
JPMDB Commercial Mortgage Securities
Trust, Series 2020-COR7, Class A5,
2.180%, 5/13/53 .................
3,043,744
589,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47 ................
634,684
5,198,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2016-C32, Class A4,
3.720%, 12/15/49 ................
5,785,161
2,562,000
Morgan Stanley Capital I Trust, Series
2016-BNK2, Class A4, 3.049%,
11/15/49 .......................
2,764,461
7,147,000
Morgan Stanley Capital I Trust, Series
2020-HR8, Class A4, 2.041%, 7/15/53 .
7,180,428
8,910,000
Morgan Stanley Capital I, Inc., Series
2017-HR2, Class A4, 3.587%, 12/15/50
9,903,117
9,850,000
Morgan Stanley Capital I, Inc., Series
2018-H3, Class A5, 4.177%, 7/15/51 ..
11,387,345
2,812,000
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class A4, 3.809%,
12/15/48 .......................
3,107,146
723,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A5, 3.794%,
12/15/49 .......................
806,995
8,591,000
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A4, 3.581%,
10/15/50 .......................
9,510,529

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 4,724,000
Wells Fargo Commercial Mortgage Trust,
Series 2020-C56, Class A5, 2.448%,
6/15/53 .......................
$ 4,905,486
11,997,000
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57, Class A4, 2.118%,
8/15/53 .......................
12,107,879
9,146,020
WFRBS Commercial Mortgage Trust,
Series 2012-C7, Class A2, 3.431%,
6/15/45 .......................
9,291,432
1,337,000
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class AS, 3.660%,
8/15/45 .......................
1,370,492
3,311,000
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class A5, 3.752%,
9/15/57 .......................
3,581,848
899,000
WFRBS Commercial Mortgage Trust,
Series 2014-C23, Class A5, 3.917%,
10/15/57 .......................
980,207
Total Commercial Mortgage-Backed
Securities
(Cost $214,851,411) .............. 223,516,157
CORPORATE BONDS — 40.1%
Aerospace & Defense — 0.8%
3,382,000
Boeing Co. (The), 5.705%, 5/1/40 ...... 4,359,112
3,499,000
L3Harris Technologies, Inc., 3.832%,
4/27/25 ....................... 3,832,607
3,280,000
Raytheon Technologies Corp., 4.125%,
11/16/28 ....................... 3,777,029
11,968,748
Automobiles — 0.9%
3,916,000
Daimler Finance North America, LLC,
1.450%, 3/2/26(b) ................ 3,935,820
3,844,000
General Motors Financial Co., Inc.,
2.750%, 6/20/25 ................. 4,048,742
2,382,000
General Motors Financial Co., Inc.,
4.350%, 4/9/25 .................. 2,632,944
3,936,000
Hyundai Capital America, 0.800%,
1/8/24(b) ...................... 3,919,117
14,536,623
Banks — 8.4%
2,672,000
Australia & New Zealand Banking Group,
Ltd., 2.950%, (5-Year Treasury Constant
Maturity plus 1.29%), 7/22/30(b)(c) ... 2,781,018
4,441,000
Bank of America Corp., 0.715%, (SOFR
plus 0.69%), 4/22/25(a) ............ 4,465,828
6,181,000
Bank of America Corp., 3.419%, (LIBOR
USD 3-Month plus 1.04%), 12/20/28(d) 6,734,209
5,536,000
Bank of America Corp., MTN, 1.898%,
(SOFR plus 1.53%), 7/23/31(d) ...... 5,388,377
2,845,000
Bank of Montreal, MTN, 0.949%, (SOFR
plus 0.60%), 1/22/27(d) ............ 2,799,267
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 3,593,000
Barclays PLC, 4.338%, (LIBOR USD
3-Month plus 1.36%), 5/16/24(d) ..... $ 3,830,396
3,951,000
BPCE SA, 2.375%, 1/14/25(b) ........ 4,115,270
3,195,000
Capital One Financial Corp., 3.300%,
10/30/24 ....................... 3,441,402
5,245,000
Citigroup, Inc., 0.699%, (SOFR plus
0.67%), 5/1/25(a) ................ 5,268,578
3,073,000
Citigroup, Inc., 3.106%, (SOFR plus
2.84%), 4/8/26(d) ................ 3,289,831
3,564,000
Citigroup, Inc., 4.412%, (SOFR plus
3.91%), 3/31/31(d) ............... 4,167,405
3,482,000
Citizens Bank N.A., BKNT, 0.951%,
(LIBOR USD 3-Month plus 0.81%),
5/26/22(a) ..................... 3,504,006
3,172,000
Cooperatieve Rabobank UA, 3.950%,
11/9/22 ....................... 3,320,329
3,336,000
First Citizens BancShares, Inc., 3.375%,
(SOFR plus 2.47%), 3/15/30(d) ...... 3,396,477
3,558,000
Huntington Bancshares, Inc., 2.625%,
8/6/24 ........................ 3,757,819
4,487,000
JPMorgan Chase & Co., 0.910%, (SOFR
plus 0.89%), 4/22/27(a) ............ 4,537,621
5,066,000
JPMorgan Chase & Co., 2.083%, (SOFR
plus 1.85%), 4/22/26(d) ............ 5,240,311
6,754,000
JPMorgan Chase & Co., 2.739%, (SOFR
plus 1.51%), 10/15/30(d) ........... 7,075,866
3,010,000
Lloyds Banking Group PLC, 4.582%,
12/10/25 ....................... 3,385,061
2,018,000
Macquarie Group, Ltd., 1.340%, (SOFR
plus 1.07%), 1/12/27(b)(d) .......... 2,001,896
4,305,000
Mitsubishi UFJ Financial Group, Inc.,
3.761%, 7/26/23 ................. 4,598,893
2,633,000
Morgan Stanley, 0.790%, (SOFR plus
0.53%), 5/30/25(d) ............... 2,622,521
7,395,000
NatWest Markets PLC, 3.625%, 9/29/22(b) 7,690,418
3,039,000
PNC Financial Services Group, Inc. (The),
2.550%, 1/22/30 ................. 3,199,980
3,758,000
PNC Financial Services Group, Inc.
(The), Series O, 6.750%, (LIBOR USD
3-Month plus 3.68%)(d)(e) ......... 3,761,589
4,449,000
Royal Bank of Canada, GMTN, 0.596%,
(SOFR plus 0.57%), 4/27/26(a) ...... 4,455,393
4,847,000
Sumitomo Mitsui Financial Group, Inc.,
2.130%, 7/8/30 .................. 4,880,320
2,994,000
Toronto-Dominion Bank (The), 3.625%, (5
yr. Swap Semi 30/360 USD plus 2.21%),
9/15/31(c) ..................... 3,318,960
2,507,000
U.S. Bancorp, Series X, 3.150%, 4/27/27 . 2,743,434
5,633,000
UBS Group AG, 1.106%, (LIBOR USD
3-Month plus 0.95%), 8/15/23(a)(b) ... 5,682,629
1,194,000
Visa, Inc., 2.700%, 4/15/40 ........... 1,235,441
4,074,000
Wells Fargo & Co., 3.068%, (SOFR plus
2.53%), 4/30/41(d) ............... 4,169,962

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 1,882,000
Westpac Banking Corp., GMTN, 4.322%,
(USD Swap Rate 11:00 am NY 5 plus
2.24%), 11/23/31(c) .............. $ 2,089,816
132,950,323
Beverages — 0.8%
2,936,000
Anheuser-Busch Cos., LLC/Anheuser-
Busch InBev Worldwide, Inc., 4.700%,
2/1/36 ........................ 3,608,704
2,298,000
Anheuser-Busch InBev Worldwide, Inc.,
5.800%, 1/23/59 ................. 3,320,586
3,445,000
Bacardi, Ltd., 4.450%, 5/15/25(b) ...... 3,830,168
1,756,000
PepsiCo, Inc., 3.450%, 10/6/46 ........ 1,976,372
12,735,830
Capital Goods — 0.2%
3,080,000
Keysight Technologies, Inc., 4.550%,
10/30/24 ....................... 3,420,885
Capital Markets — 0.5%
3,818,000
Morgan Stanley, 2.188%, (SOFR plus
1.99%), 4/28/26(d) ............... 3,965,634
2,912,000
Morgan Stanley, 3.971%, (LIBOR USD
3-Month plus 1.46%), 7/22/38(d) ..... 3,422,544
7,388,178
Chemicals — 1.0%
3,186,000
Albemarle Corp., 5.450%, 12/1/44 ...... 4,031,944
3,659,000
FMC Corp., 3.450%, 10/1/29 ......... 3,981,656
3,620,000
LYB International Finance III, LLC,
4.200%, 5/1/50 .................. 4,168,385
2,796,000
Westlake Chemical Corp., 3.375%, 6/15/30 3,012,196
15,194,181
Commercial Services & Supplies — 0.5%
4,130,000
Sodexo, Inc., 1.634%, 4/16/26(b) ....... 4,161,710
2,998,000
Waste Connections, Inc., 3.500%, 5/1/29 . 3,302,901
446,000
Waste Management, Inc., 3.900%, 3/1/35 . 518,410
7,983,021
Construction Materials — 0.2%
3,387,000
Vulcan Materials Co., 3.500%, 6/1/30 ... 3,737,295
Diversified Financial Services — 3.2%
6,540,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 4.450%, 10/1/25 . 7,204,039
2,481,000
Air Lease Corp., MTN, 2.875%, 1/15/26 . 2,608,280
3,830,000
Bain Capital Specialty Finance, Inc.,
2.950%, 3/10/26 ................. 3,924,216
3,509,000
BlackRock, Inc., 1.900%, 1/28/31 ...... 3,515,183
5,000,000
Charles Schwab Corp. (The), 0.554%,
(SOFR plus 0.52%), 5/13/26(a) ...... 5,023,680
4,224,000
Credit Suisse Group Funding Guernsey,
Ltd., 3.800%, 9/15/22 ............. 4,395,109
5,343,000
Goldman Sachs BDC, Inc., 2.875%,
1/15/26 ....................... 5,531,939
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
$ 2,281,000
Goldman Sachs Group, Inc. (The), 6.250%,
2/1/41 ........................ $ 3,390,185
4,203,000
Goldman Sachs Group, Inc. (The), Series
VAR, 1.093%, (SOFR plus 0.79%),
12/9/26(d) ..................... 4,141,311
3,491,000
IHS Markit, Ltd., 4.000%, 3/1/26(b) .... 3,869,774
2,088,000
Jefferies Group, LLC/Jefferies Group
Capital Finance, Inc., 4.150%, 1/23/30 . 2,340,570
4,552,000
Owl Rock Capital Corp., 3.400%, 7/15/26 4,746,305
50,690,591
Diversified Telecommunication Services — 1.3%
2,228,000
CommScope, Inc., 5.500%, 3/1/24(b) .... 2,292,055
3,873,750
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(b) ........... 4,155,992
3,553,000
T-Mobile USA, Inc., 3.500%, 4/15/25 ... 3,850,901
3,961,000
Verizon Communications, Inc., 1.450%,
3/20/26 ....................... 4,000,065
2,240,000
Verizon Communications, Inc., 2.987%,
10/30/56 ....................... 2,107,644
2,805,000
Verizon Communications, Inc., 4.812%,
3/15/39 ....................... 3,555,967
19,962,624
Electric Utilities — 1.4%
2,929,000
CenterPoint Energy, Inc., 2.950%, 3/1/30 . 3,080,123
3,771,000
Dominion Energy, Inc., STEP, 3.071%,
8/15/24 ....................... 3,997,828
3,857,000
Duke Energy Progress, LLC, 3.600%,
9/15/47 ....................... 4,294,382
2,834,000
Entergy Mississippi, LLC, 3.100%, 7/1/23 2,947,210
2,642,000
Florida Power & Light Co., 3.990%, 3/1/49 3,258,928
3,386,000
Indiana Michigan Power Co., Series K,
4.550%, 3/15/46 ................. 4,235,142
1,000,000
Korea East-West Power Co., Ltd., 1.750%,
5/6/25(b) ...................... 1,021,230
22,834,843
Electrical Equipment — 0.5%
2,216,000
General Electric Co., 3.625%, 5/1/30 .... 2,473,503
1,261,000
Roper Technologies, Inc., 1.000%, 9/15/25 1,252,208
3,939,000
Vontier Corp., 2.950%, 4/1/31(b) ....... 3,953,968
7,679,679
Energy Equipment & Services — 1.7%
1,509,000
Cheniere Corpus Christi Holdings, LLC,
3.700%, 11/15/29 ................ 1,649,120
1,919,000
Enterprise Products Operating, LLC,
5.950%, 2/1/41 .................. 2,648,306
1,557,000
Hess Corp., 7.875%, 10/1/29 .......... 2,124,577
2,990,000
Kinder Morgan, Inc., 4.300%, 6/1/25 .... 3,330,152
2,964,000
Midwest Connector Capital Co., LLC,
3.900%, 4/1/24(b) ................ 3,099,514
3,496,000
MPLX L.P., 4.125%, 3/1/27 .......... 3,908,257
228,000
NuStar Logistics L.P., 6.000%, 6/1/26 ... 247,380

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Energy Equipment & Services — (continued)
$ 3,905,000
Plains All American Pipeline LP/PAA
Finance Corp., 4.900%, 2/15/45 ...... $ 4,246,511
4,846,000
Sabine Pass Liquefaction, LLC, 5.625%,
3/1/25 ........................ 5,540,352
26,794,169
Equity Real Estate Investment Trusts (REITS)
— 3.2%
3,279,000
American Tower Trust, 3.652%, 3/23/28(b) 3,594,270
1,563,000
Brixmor Operating Partnership L.P.,
4.050%, 7/1/30 .................. 1,750,535
3,723,000
Brixmor Operating Partnership L.P.,
4.125%, 5/15/29 ................. 4,174,718
3,564,000
Federal Realty Investment Trust, 3.500%,
6/1/30 ........................ 3,917,550
3,229,000
Hudson Pacific Properties L.P., 3.250%,
1/15/30 ....................... 3,410,897
2,542,000
Jones Lang LaSalle, Inc., 4.400%, 11/15/22 2,643,804
2,154,000
Lexington Realty Trust, 2.700%, 9/15/30 . 2,191,889
2,985,000
Ontario Teachers' Cadillac Fairview
Properties Trust, 3.875%, 3/20/27(b) ... 3,290,585
3,541,000
Physicians Realty L.P., 4.300%, 3/15/27 .. 3,993,321
2,673,000
Prologis L.P., 2.125%, 10/15/50 ........ 2,283,574
3,439,000
Sabra Health Care L.P., 5.125%, 8/15/26 . 3,869,630
3,261,000
Scentre Group Trust 1/Scentre Group Trust
2, 4.375%, 5/28/30(b) ............. 3,808,822
3,119,000
Spirit Realty L.P., 2.100%, 3/15/28 ..... 3,108,788
3,304,000
Spirit Realty L.P., 3.400%, 1/15/30 ..... 3,525,012
515,000
Starwood Property Trust, Inc., 5.000%,
12/15/21 ....................... 517,575
1,428,000
STORE Capital Corp., 2.750%, 11/18/30 . 1,439,008
2,228,000
WEA Finance LLC/Westfield UK
& Europe Finance PLC, 4.750%,
9/17/44(b) ..................... 2,403,072
775,000
WEA Finance, LLC, 2.875%, 1/15/27(b) . 800,303
50,723,353
Food & Staples Retailing — 0.8%
3,028,000
AbbVie, Inc., 4.875%, 11/14/48 ........ 3,937,898
4,164,000
CVS Health Corp., 2.700%, 8/21/40 .... 4,042,519
483,000
CVS Health Corp., 3.700%, 3/9/23 ..... 508,615
736,000
Hershey Co. (The), 1.700%, 6/1/30 ..... 731,885
2,891,000
Smithfield Foods, Inc., 5.200%, 4/1/29(b) 3,368,263
12,589,180
Food, Beverage & Tobacco — 0.1%
1,159,000
PepsiCo, Inc., 4.450%, 4/14/46 ........ 1,493,508
Gas Utilities — 0.3%
4,120,000
Sempra Energy, 3.800%, 2/1/38 ........ 4,577,811
Health Care Equipment & Services — 0.2%
3,497,000
HCA, Inc., 5.000%, 3/15/24 .......... 3,864,187
Health Care Providers & Services — 0.2%
3,880,000
Anthem, Inc., 2.250%, 5/15/30 ........ 3,917,338
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — 4.5%
$ 513,000
Alleghany Corp., 4.900%, 9/15/44 ...... $ 645,803
3,474,000
American International Group, Inc.,
3.900%, 4/1/26 .................. 3,878,329
2,160,000
Aspen Insurance Holdings, Ltd., 4.650%,
11/15/23 ....................... 2,348,115
4,489,000
Athene Global Funding, 2.500%,
1/14/25(b) ..................... 4,679,975
4,117,000
Athene Holding, Ltd., 3.950%, 5/25/51 .. 4,408,138
3,564,000
AXIS Specialty Finance, LLC, 3.900%,
7/15/29 ....................... 3,893,053
4,657,000
Brighthouse Financial Global Funding,
1.550%, 5/24/26(b) ............... 4,699,495
2,598,000
Carlyle Finance, LLC, 5.650%, 9/15/48(b) 3,491,584
4,148,000
F&G Global Funding, 1.750%, 6/30/26(b) 4,165,685
3,561,000
Fidelity National Financial, Inc., 3.400%,
6/15/30 ....................... 3,837,238
2,156,000
Global Atlantic Fin Co., 3.125%,
6/15/31(b) ..................... 2,170,485
2,388,000
KKR Group Finance Co. III, LLC, 5.125%,
6/1/44(b) ...................... 3,111,297
1,346,000
Loews Corp., 3.200%, 5/15/30 ........ 1,461,160
3,564,000
Meiji Yasuda Life Insurance Co., 5.200%,
(5 yr. Swap Semi 30/360 USD plus
4.23%), 10/20/45(b)(c) ............ 4,036,943
3,239,000
Nationwide Mutual Insurance Co., 4.350%,
4/30/50(b) ..................... 3,632,448
3,946,000
Principal Life Global Funding II, 0.875%,
1/12/26(b) ..................... 3,877,750
3,355,000
Reinsurance Group of America, Inc.,
3.900%, 5/15/29 ................. 3,753,765
4,042,000
Sammons Financial Group, Inc., 3.350%,
4/16/31(b) ..................... 4,164,704
3,846,000
SBL Holdings, Inc., 5.000%, 2/18/31(b) .. 4,146,809
1,826,000
Symetra Financial Corp., 4.250%, 7/15/24 1,977,209
1,887,000
Transatlantic Holdings, Inc., 8.000%,
11/30/39 ....................... 2,927,687
71,307,672
Internet & Direct Marketing Retail — 0.2%
3,517,000
Amazon.com, Inc., 2.700%, 6/3/60 ..... 3,372,063
IT Services — 0.2%
3,094,000
Fiserv, Inc., 3.200%, 7/1/26 ........... 3,349,705
Machinery — 0.2%
3,131,000
Deere & Co., 3.750%, 4/15/50 ......... 3,788,340
Media — 1.9%
3,389,000
Comcast Corp., 3.700%, 4/15/24 ....... 3,675,170
3,688,000
Comcast Corp., 4.600%, 10/15/38 ...... 4,574,585
2,802,000
Discovery Communications, LLC, 5.200%,
9/20/47 ....................... 3,486,560
3,790,000
Omnicom Group, Inc., 2.600%, 8/1/31 ... 3,857,440
4,937,000
Time Warner Cable, LLC, 6.550%, 5/1/37 6,730,079
3,240,000
ViacomCBS, Inc., 4.200%, 5/19/32 ..... 3,743,690

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Media — (continued)
$ 3,498,000
ViacomCBS, Inc., 4.375%, 3/15/43 ..... $ 4,039,980
30,107,504
Metals & Mining — 0.6%
3,276,000
Nucor Corp., 2.979%, 12/15/55(b) ...... 3,168,875
2,015,000
Southern Copper Corp., 3.500%, 11/8/22 . 2,084,719
1,076,000
Steel Dynamics, Inc., 2.400%, 6/15/25 ... 1,125,571
2,311,000
Teck Resources, Ltd., 6.000%, 8/15/40 ... 2,954,961
9,334,126
Multiline Retail — 0.1%
800,000
TJX Cos., Inc. (The), 2.250%, 9/15/26 ... 841,712
Multi-Utilities — 0.5%
2,400,000
CMS Energy Corp., 4.700%, 3/31/43 .... 2,924,792
1,696,000
Progress Energy, Inc., 3.150%, 4/1/22 ... 1,720,356
3,056,000
Puget Sound Energy, Inc., 4.223%, 6/15/48 3,756,694
8,401,842
Oil, Gas & Consumable Fuels — 2.1%
4,098,000
Cenovus Energy, Inc., 5.375%, 7/15/25 .. 4,689,812
2,131,000
Chevron USA, Inc., 5.050%, 11/15/44 ... 2,858,557
4,185,000
Devon Energy Corp., 5.600%, 7/15/41 ... 5,189,288
4,875,000
Diamondback Energy, Inc., 3.500%,
12/1/29 ....................... 5,223,943
1,503,000
Hess Corp., 5.800%, 4/1/47 ........... 1,959,717
5,131,000
HollyFrontier Corp., 5.875%, 4/1/26 .... 5,937,726
3,260,000
Pioneer Natural Resources Co., 1.900%,
8/15/30 ....................... 3,142,314
3,561,000
Schlumberger Investment SA, 2.650%,
6/26/30 ....................... 3,744,197
32,745,554
Pharmaceuticals — 0.4%
2,559,000
SC Johnson & Son, Inc., 4.750%,
10/15/46(b) .................... 3,379,149
3,240,000
Viatris, Inc., 2.700%, 6/22/30(b) ....... 3,279,657
6,658,806
Road & Rail — 0.4%
2,334,000
Burlington Northern Santa Fe, LLC,
4.950%, 9/15/41 ................. 3,068,287
3,474,000
Kansas City Southern, 4.200%, 11/15/69 . 4,020,492
7,088,779
Semiconductors & Semiconductor Equipment
— 0.7%
3,253,000
Broadcom, Inc., 4.150%, 11/15/30 ...... 3,651,752
3,023,000
Intel Corp., 4.750%, 3/25/50 .......... 4,018,850
13,000
NVIDIA Corp., 3.500%, 4/1/50 ........ 14,687
4,110,000
TSMC Global, Ltd., 1.250%, 4/23/26(b) . 4,076,158
11,761,447
Software — 0.2%
3,275,000
Dell International, LLC/EMC Corp.,
6.020%, 6/15/26 ................. 3,933,306
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Specialty Retail — 0.3%
$ 3,331,000
ERAC USA Finance, LLC, 4.200%,
11/1/46(b) ..................... $ 3,958,975
Telecommunication Services — 0.8%
1,694,000
AT&T, Inc., 1.650%, 2/1/28 .......... 1,682,847
7,346,000
AT&T, Inc., 3.550%, 9/15/55(b) ....... 7,384,640
3,858,000
AT&T, Inc., 3.850%, 6/1/60 .......... 4,073,149
13,140,636
Textiles, Apparel & Luxury Goods — 0.1%
2,181,000
Ralph Lauren Corp., 1.700%, 6/15/22 ... 2,209,958
Tobacco — 0.7%
3,178,000
BAT Capital Corp., 4.540%, 8/15/47 .... 3,381,832
3,355,000
BAT Capital Corp., 4.700%, 4/2/27 ..... 3,792,969
3,952,000
Philip Morris International, Inc., 2.100%,
5/1/30 ........................ 3,936,754
11,111,555
Total Corporate Bonds
(Cost $603,758,765) .............. 638,154,347
MORTGAGE-BACKED SECURITIES — 17.2%
Fannie Mae
—
10.6%
23,082
5.000%, 9/1/25, Pool #255892 ......... 25,316
1,561,775
4.000%, 12/1/33, Pool #MA1689 ....... 1,686,035
950,636
4.000%, 6/1/34, Pool #MA1922 ........ 1,035,890
63,760
6.500%, 1/1/35, Pool #809198 ......... 74,672
892,133
4.000%, 3/1/35, Pool #MA2211 ........ 970,434
33,872
6.500%, 3/1/36, Pool #866062 ......... 38,944
382,748
5.500%, 8/1/37, Pool #995082 ......... 443,801
4,407,265
3.500%, 8/1/38, Pool #FM2472 ........ 4,715,182
188,081
4.500%, 10/1/39, Pool #AC2645 ....... 209,914
148,257
5.000%, 6/1/40, Pool #AD8718 ........ 170,104
149,363
5.000%, 6/1/40, Pool #AD4927 ........ 167,820
8,791,589
4.000%, 8/1/40, Pool #FM4673 ........ 9,587,949
15,120,279
1.500%, 12/1/40, Pool #MA4202 ....... 15,037,187
381,971
4.500%, 12/1/40, Pool #AH1100 ....... 421,821
178,679
4.500%, 3/1/41, Pool #AB2467 ........ 199,476
378,440
4.500%, 5/1/41, Pool #AI1023 ......... 418,319
226,561
4.500%, 11/1/41, Pool #AJ4994 ........ 252,410
319,816
4.500%, 12/1/41, Pool #AJ7696 ........ 355,879
723,013
3.500%, 6/1/42, Pool #AB5373 ........ 781,375
1,092,381
3.500%, 5/1/43, Pool #AL3605 ........ 1,184,489
626,874
3.500%, 5/1/43, Pool #AB9368 ........ 672,362
13,253,498
3.000%, 8/1/43, Pool #AL9500 ........ 14,240,363
1,370,614
3.500%, 8/1/43, Pool #AU0613 ........ 1,494,759
350,574
4.500%, 11/1/44, Pool #MA2100 ....... 388,563
908,223
4.500%, 1/1/45, Pool #MA2158 ........ 994,000
1,261,752
4.000%, 3/1/45, Pool #MA2217 ........ 1,380,918
1,130,153
4.000%, 6/1/46, Pool #MA2653 ........ 1,221,921
1,144,096
4.500%, 7/1/46, Pool #AS7568 ........ 1,247,500
1,401,609
4.000%, 11/1/46, Pool #MA2808 ....... 1,509,889
2,045,595
4.000%, 5/1/47, Pool #BE9598 ........ 2,198,361
1,792,816
4.000%, 8/1/47, Pool #BH5117 ........ 1,922,287

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae
— (continued)
$ 5,975,192
4.000%, 4/1/48, Pool #BM3900 ........ $ 6,403,791
3,043,724
5.000%, 8/1/48, Pool #CA2219 ........ 3,350,362
4,777,599
3.000%, 11/1/48, Pool #BM5822 ....... 5,023,324
8,711,525
3.500%, 10/1/49, Pool #CA4431 ....... 9,171,969
2,021,665
3.000%, 12/1/49, Pool #BO6225 ....... 2,112,153
10,518,689
3.000%, 3/1/50, Pool #FM2714 ........ 11,063,835
4,746,208
2.500%, 5/1/50, Pool #FM3287 ........ 4,917,693
9,161,667
2.000%, 7/1/50, Pool #CA6301 ........ 9,303,795
8,388,120
2.500%, 7/1/50, Pool #CA6307 ........ 8,704,912
10,334,734
2.000%, 8/1/50, Pool #CA6799 ........ 10,495,060
11,462,069
2.500%, 9/1/50, Pool #BQ0538 ........ 11,877,312
4,764,865
2.500%, 9/1/50, Pool #BQ2883 ........ 4,937,475
6,980,679
3.000%, 9/1/50, Pool #CA7051 ........ 7,296,472
6,700,731
3.000%, 10/1/50, Pool #CA7381 ....... 7,033,730
166,739,823
Freddie Mac
—
6.6%
985
5.500%, 10/1/21, Pool #ZS5201 ....... 987
5,299
5.000%, 12/1/21, Pool #ZK0490 ....... 5,515
32,324
5.000%, 7/1/25, Pool #ZA1892 ........ 35,451
137,244
2.500%, 1/1/28, Pool #ZK4918 ........ 144,064
414,149
3.500%, 7/1/30, Pool #ZS8575 ........ 447,621
49,325
5.000%, 3/1/36, Pool #ZS4230 ........ 56,597
1,538,193
4.000%, 4/1/36, Pool #ZA2413 ........ 1,675,728
2,039,346
3.500%, 6/1/36, Pool #ZA2414 ........ 2,186,579
13,692
5.000%, 7/1/36, Pool #ZS1139 ........ 15,699
1,249,523
3.500%, 8/1/36, Pool #ZA2425 ........ 1,345,910
142,845
6.500%, 9/1/36, Pool #ZS4257 ........ 167,983
3,038,247
3.500%, 11/1/36, Pool #ZA2439 ....... 3,224,364
46,972
5.000%, 2/1/37, Pool #ZI5759 ......... 53,896
2,231,840
4.000%, 5/1/37, Pool #ZA2461 ........ 2,424,184
51,853
4.500%, 10/1/39, Pool #ZI9349 ........ 57,681
153,592
5.000%, 6/1/40, Pool #ZA1049 ........ 174,524
432,541
5.000%, 7/1/40, Pool #ZJ0194 ......... 489,931
51,041
5.000%, 9/1/40, Pool #ZA1066 ........ 57,999
8,145,247
2.000%, 12/1/40, Pool #RB5090 ....... 8,326,166
584,394
4.000%, 12/1/42, Pool #ZS3671 ....... 642,644
431,979
3.500%, 5/1/43, Pool #ZL5915 ........ 466,922
257,303
4.000%, 5/1/44, Pool #ZA4468 ........ 280,175
131,873
4.000%, 7/1/44, Pool #ZS4573 ........ 143,588
174,492
4.000%, 9/1/44, Pool #ZL8439 ........ 191,803
2,809,992
3.500%, 1/1/45, Pool #ZL8964 ........ 3,032,200
2,725,306
3.500%, 5/1/46, Pool #ZS4663 ........ 2,930,720
780,291
4.000%, 8/1/46, Pool #ZS4673 ........ 843,891
1,831,581
3.500%, 9/1/46, Pool #ZS4678 ........ 1,956,775
3,915,328
3.500%, 9/1/47, Pool #ZM4305 ........ 4,146,509
898,961
3.500%, 1/1/48, Pool #ZM5375 ........ 951,755
975,924
4.000%, 2/1/48, Pool #ZT1639 ........ 1,046,386
886,311
4.000%, 6/1/48, Pool #ZT0541 ........ 965,492
9,728,768
2.500%, 11/1/49, Pool #QA4396 ....... 10,078,937
4,570,232
3.000%, 11/1/49, Pool #QA4336 ....... 4,803,690
9,824,332
3.500%, 3/1/50, Pool #QA7838 ........ 10,719,573
4,896,028
3.500%, 6/1/50, Pool #RA2794 ........ 5,172,138
14,419,467
2.500%, 7/1/50, Pool #RA2970 ........ 14,979,691
7,957,391
2.000%, 8/1/50, Pool #RA3328 ........ 8,050,591
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac
— (continued)
$ 14,345,765
2.500%, 11/1/50, Pool #QB5838 ....... $ 14,888,187
393,405
3.000%, 1/1/51, Pool #SD8123 ........ 411,446
107,593,992
Ginnie Mae
—
0.0%
80,222
5.000%, 2/15/40, Pool #737037 ........ 92,111
Total Mortgage-Backed Securities
(Cost $273,148,186) .............. 274,425,926
MUNICIPAL BONDS — 3.8%
Alabama — 0.2%
2,675,000
Alabama Economic Settlement Authority,
Economic Imports, Taxable BP -
Settlement Revenue, Series B, 4.263%,
9/15/32 ....................... 3,093,022
California — 0.6%
2,675,000
Municipal Improvement Corp. of Los
Angeles, Advance Refunding Revenue
Bonds, Series A, 1.448%, 11/1/27 ..... 2,644,345
2,230,000
Municipal Improvement Corp. of Los
Angeles, Advance Refunding Revenue
Bonds, Series A, 1.648%, 11/1/28 ..... 2,199,516
2,370,000
San Diego County Water Authority, Taxable
Green Bonds, Advance Refunding
Revenue Bonds, Series A, 1.531%,
5/1/30 ........................ 2,326,510
1,145,000
State of California, Build America Bonds,
School Improvements G.O., 7.625%,
3/1/40 ........................ 1,928,798
9,099,169
Florida — 0.2%
1,905,000
Reedy Creek Improvement District,
Advance Refunding, Taxable Revenue
Bonds, G.O., Series A, 2.147%, 6/1/29 . 1,968,265
1,810,000
Reedy Creek Improvement District,
Advance Refunding, Taxable Revenue
Bonds, G.O., Series A, 2.197%, 6/1/30 . 1,861,133
3,829,398
Illinois — 0.8%
7,155,000
Sales Tax Securitization Corp., Second
Lien, Current Refunding, Taxable
Revenue Bonds, Series B, 3.057%,
1/1/34 ........................ 7,559,758
1,605,000
State of Illinois, Public Improvements,
Taxable Building Revenue, 3.481%,
6/15/26 ....................... 1,713,643
2,790,000
State of Illinois, Public Improvements,
Taxable Revenue, Series B, 2.620%,
6/15/26 ....................... 2,866,223
12,139,624

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
New York — 1.0%
$ 4,630,000
Metropolitan Transportation Authority,
Taxable Green Bonds, Green Purpose
Revenue Bonds, Series C2, 5.175%,
11/15/49 ....................... $ 6,250,315
2,695,000
New York City Transitional Finance
Authority Future Tax Secured Revenue,
Public Improvements, Taxable Revenue,
Callable 2/1/27 @ 100, 3.330%, 2/1/28 . 2,953,693
7,130,000
New York City Transitional Finance
Authority Future Tax Secured Revenue
Bonds, Public Improvements, Taxable
Revenue, Sub Series B3, Callable
11/1/29 @ 100, 3.000%, 11/1/33 ..... 7,642,718
16,846,726
North Carolina — 0.2%
2,317,000
Duke University, 3.299%, 10/1/46 ...... 2,562,862
Pennsylvania — 0.4%
2,320,000
City of Pittsburgh, PA, Refunding, Taxable
Revenue Bonds, G.O., Series B, 1.189%,
9/1/26 ........................ 2,322,367
3,898,000
Lehigh University, 3.479%, 11/15/46 .... 4,308,354
6,630,721
Texas — 0.4%
1,580,000
Dallas Area Rapid Transit, Advance
Refunding, Taxable Revenue Bonds,
Series C, Callable 12/1/29 @ 100,
1.846%, 12/1/30 ................. 1,602,736
4,605,000
Tarrant Regional Water District, Advance
Refunding Revenue Bonds, Series S,
1.450%, 9/1/29 .................. 4,532,057
6,134,793
Total Municipal Bonds
(Cost $57,164,940) ............... 60,336,315
U.S. TREASURY BONDS — 0.9%
11,789,800
2.500%, 2/15/45 ................. 12,764,761
1,609,600
1.375%, 8/15/50 ................. 1,357,849
Total U.S. Treasury Bonds
(Cost $13,785,726) ............... 14,122,610
U.S. TREASURY NOTES — 4.5%
8,019,000
1.875%, 2/28/22 ................. 8,114,852
46,274,000
0.125%, 8/31/22 ................. 46,275,808
16,132,400
1.625%, 5/15/26 ................. 16,727,912
Total U.S. Treasury Notes
(Cost $71,079,455) ............... 71,118,572
Shares Fair Value
MONEY MARKET FUND — 1.5%
24,021,944
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(f) ........
$ 24,021,944
Total Money Market Fund
(Cost $24,021,944) ............... 24,021,944
Total Investments — 99.7%
(Cost $1,534,775,759) .......................... 1,586,769,839
Net Other Assets (Liabilities) — 0.3% ............... 4,134,528
NET ASSETS — 100.0% .......................
$ 1,590,904,367
(a) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2021. The maturity date reflected is the final maturity date.
(b) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2021. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Security is perpetual in nature and has no stated maturity date.
(f) Represents the current yield as of report date.
BKNT Bank Note
GMTN Global Medium Term Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund
June 30, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Total Return Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2021 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
June 30, 2021 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Total Return Bond Fund ............... $ 24,021,944(a) $ 1,562,747,895(b) $ — $ 1,586,769,839
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
June 30, 2021 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.